Borrowings and Debentures - Long-term Borrowings (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 252,817		₩ 172,907
Less current installments	(41,331)		(33,191)
Long-term borrowings, excluding current installments	211,486		139,716
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 253,771		174,493
Gross amount [member] | Korea Development Bank Longterm Borrowings with 3.20 Percent Interest Due March 31 2020 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.20%	3.20%
Maturity	Mar. 31, 2020
Long-term borrowings	₩ 30,000
Gross amount [member] | KEB Hana bank longterm borrowings with3.18 percent interest due February 28 2019 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.18%	3.18%
Maturity	Feb. 28, 2019
Long-term borrowings	₩ 40,000
Gross amount [member] | Kookmin Bank long-term borrowings with 1.29% interest due March 15, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.29%	1.29%
Maturity	Mar. 15, 2017
Long-term borrowings			500
Gross amount [member] | Kookmin Bank Longterm Borrowings With 1.95 Percent Interest Due March 15 2018 [member ]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.95%	1.95%
Maturity	Mar. 15, 2018
Long-term borrowings	₩ 717		3,583
Gross amount [member] | Korea Development Bank Longterm Borrowings With 1.99 Percent Interest Due Jul. 30, 2019 [member ]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.99%	1.99%
Maturity	Jul. 30, 2019
Long-term borrowings	₩ 22,750		35,750
Gross amount [member] | Korea Development Bank Longterm Borrowings With 1.99 Percent Interest Due Jul. 30, 2019 Two [member ]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.99%	1.99%
Maturity	Jul. 30, 2019
Long-term borrowings	₩ 5,833		9,167
Gross amount [member] | Korea Development Bank Longterm Borrowings With 2.27 Percent Interest Due Dec. 20, 2021 [member ]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 49,000		49,000
Gross amount [member] | Korea Development Bank Longterm Borrowings With 2.37 Percent Interest Due Dec. 21, 2022 [member ]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.37%	2.37%
Maturity	Dec. 21, 2022
Long-term borrowings	₩ 50,000
Gross amount [member] | Export Kreditnamnden long-term borrowings with 1.70% interest due April 29, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.70%	1.70%
Maturity	Apr. 29, 2022
Long-term borrowings	₩ 55,471	$ 51,775	76,493	$ 63,296
Gross amount [member] | Korea Development Bank long-term borrowings with 2.32% interest due December 20, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.27%	2.27%
Maturity	Dec. 20, 2021
Present value discount [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ (954)		₩ (1,586)